Business Combination (Tables)	6 Months Ended
Jun. 30, 2024
Common Control Acquisition [Abstract]
Disclosure of detailed information about common control acquisitions	The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the acquisition date.

(in thousands of USD)	Note
Vessels	12	425,564
Assets under construction	12	478,235
Other tangible assets	12	23,650
Intangible assets	13	3,538
Investments in equity accounted investees	25	12,399
Receivables	-	16,514
Deferred tax assets	-	5,414
Current assets	-	57,128
Cash and cash equivalents	-	4,176
LT loans and borrowings	-	(532,439)
Provisions	-	(111)
Current liabilities	-	(138,038)
Total identifiable net assets acquired		356,030

(in thousands of USD)
Consideration transferred	-	1,153,000
Total identifiable net assets acquired	-	356,030
		796,970